ACQUIRED TECHNOLOGY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
ACQUIRED TECHNOLOGY.
Schedule of acquired technology	Acquired technology consisted of the following (in thousands):

			Accumulated	Balance
	Gross Value	Estimated Life	Amortization	September 30, 2020
Total acquired technology	$3,270	5 years	$817	$2,453

			Accumulated	Balance
	Gross Value	Estimated Life	Amortization	December 31, 2019
Total acquired technology	$3,270	5 years	$276	$2,994